Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Net carrying amount - beginning of the year	€ 2,936	€ 3,059
Additions	284	237
Amortization	(287)	(275)
Impairment	(38)	(54)
Reversals	21	24
Write-off	(35)	(24)
Change in the scope of consolidation	1,835	77
Currency translation differences	72	(83)
Other changes	11	(25)
Net carrying amount at the end of the year	4,799	2,936
Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	1,639	1,794
Additions	284	237
Amortization	(287)	(275)
Impairment	(16)	(30)
Reversals	21	24
Write-off	(35)	(24)
Change in the scope of consolidation	237	7
Currency translation differences	59	(69)
Other changes	11	(25)
Net carrying amount at the end of the year	1,913	1,639
Exploration rights
Intangible assets
Net carrying amount - beginning of the year	888	1,031
Additions	12	18
Amortization	(30)	(53)
Impairment		(23)
Reversals	21
Write-off	(35)	(19)
Currency translation differences	57	(66)
Net carrying amount at the end of the year	913	888
Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	162	195
Additions	28	23
Amortization	(89)	(92)
Impairment	(2)
Write-off		(5)
Change in the scope of consolidation	11
Other changes	45	41
Net carrying amount at the end of the year	155	162
Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	589	568
Additions	244	196
Amortization	(168)	(130)
Impairment	(14)	(7)
Reversals		24
Change in the scope of consolidation	226	7
Currency translation differences	2	(3)
Other changes	(34)	(66)
Net carrying amount at the end of the year	845	589
Goodwill
Intangible assets
Net carrying amount - beginning of the year	1,297	1,265
Impairment	(22)	(24)
Change in the scope of consolidation	1,574	70
Currency translation differences	13	(14)
Net carrying amount at the end of the year	2,862	1,297
Other intangible assets with indefinite useful lives
Intangible assets
Change in the scope of consolidation	24
Net carrying amount at the end of the year	24
Gross carrying amount | Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	7,635
Net carrying amount at the end of the year	8,259	7,635
Gross carrying amount | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	1,613
Net carrying amount at the end of the year	1,707	1,613
Gross carrying amount | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	1,623
Net carrying amount at the end of the year	1,709	1,623
Gross carrying amount | Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	4,399
Net carrying amount at the end of the year	4,843	4,399
Accumulated depreciation, amortisation and impairment | Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	(5,996)
Net carrying amount at the end of the year	(6,346)	(5,996)
Accumulated depreciation, amortisation and impairment | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	(725)
Net carrying amount at the end of the year	(794)	(725)
Accumulated depreciation, amortisation and impairment | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	(1,461)
Net carrying amount at the end of the year	(1,554)	(1,461)
Accumulated depreciation, amortisation and impairment | Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	(3,810)
Net carrying amount at the end of the year	€ (3,998)	€ (3,810)